Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts from Exchange Rates	Translation of amounts from VND into $ has been made at the following exchange rates for the respective periods:
	June 30, 2024	December 31, 2023
VND exchange rate for balance sheet items, except for equity accounts	25,455	24,270
	For the Six Months Ended June 30,
	2024	2023
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	24,962	23,527
Translation of amounts from VND into $ has been made at the following exchange rates for the respective periods:
	December 31, 2023	December 31, 2022
VND exchange rate for balance sheet items, except for equity accounts	24,270	23,633
	For the Year Ended December 31, 2023	For the Period from its inception on November 8, 2022 through December 31, 2022
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	23,836	23,633

Schedule of Useful Lives of Property and Equipment	The useful lives of property and equipment as follows:
Building	25 years
Machinery	2 – 6 years
Office equipment	2 – 5 years
Vehicle	5 – 6 years